UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sky Investment Counsel Inc.
Address: 1 Adelaide St E, Suite 2310
         Toronto, ON  Canada  M5C 2V9

13F File Number:  028-12562

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Blake
Title:     Partner
Phone:     416-623-7504

Signature, Place, and Date of Signing:

       /S/  Paul Blake     Toronto, ON  Canada     May 16, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ x ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
028-14116		RBC Global Asset Management Inc.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $84,520 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

NONE

                                                     FORM 13F INFORMATION TABLE
		TITLE OF		VALUE 	SHARES/		SH/ PUT/ INVESTMENT    VOTING AUTHORITY
NAME 		CLASS	CUSIP 	        x$1000  PRN AMT		PRN CALL	DISC     SOLE	SHARED 	NONE

CHARM COMMUN	ADR	16112R101	239	24,100		SH/		SOLE	24,100	  0	0
PETROLEO BRAS 	ADR	71654V4086	12,109	299,523		SH/		SOLE	299,523	  0	0
CIA Saneamento 	ADR	20041A102	49,807	847,936		SH/		SOLE	847,936	  0	0
Royal Dutch Sh	ADR	780259206	826	11,345		SH/		SOLE	11,345	  0	0
KT Corp ADR	ADR	48268K101	10,023	513,259		SH/		SOLE	513,259	  0	0
ALUMINA LTD	ADR	022205108	346	34,000		SH/		SOLE	34,000	  0	0
PETRO CHINA	ADR	71646E1001	11,171	73,330		SH/		SOLE	73,330    0	0